Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stock Held by Rabbi Trust [Member]
Beginning Balance at Mar. 31, 2013	$ 187,328	$ 305	$ 136,154	$ 292	$ 102,292	$ (47,067)	$ (4,213)	$ (188)	$ (247)
Beginning Balance, Shares at Mar. 31, 2013		26,166,652
Net income	6,465				6,465
Other comprehensive income (loss), net of income tax	(127)							(127)
ESOP shares committed to be released	912		179				733
Purchase of treasury stock	(15)					(15)
Purchase of treasury stock, Shares		(1,283)
Forfeited restricted stock awards			5			(5)
Forfeited restricted stock awards, Shares		(409)
Stock option expense	44		44
Restricted stock awards earned	61		61
Funding of Supplemental Executive Retirement Plan	54			54		20			(20)
Funding of Supplemental Executive Retirement Plans, Shares		1,896
Tax benefit from stock based compensation	357		357
Exercise of stock options	$ 3,705		(112)			3,817
Exercise of stock options, Shares		362,143
Repurchase common stock, Shares	0
Cash dividends declared ($0.18. $0.30 & $0.30 per share for the year ended 2014, 2015 and 2016 respectively)	$ (4,647)				(4,647)
Ending Balance at Mar. 31, 2014	194,137	$ 305	136,688	346	104,110	(43,250)	(3,480)	(315)	(267)
Ending Balance, Shares at Mar. 31, 2014		26,528,999
Net income	8,554				8,554
Other comprehensive income (loss), net of income tax	(166)							(166)
ESOP shares committed to be released	1,608		329				1,279
Forfeited restricted stock awards, Shares		(1,175)
Stock option expense	$ 20		20
Restricted stock awards granted, shares	1,753	1,753
Restricted stock awards earned	$ 52		52
Repurchase restricted stock awards	(11)		(11)
Repurchase restricted stock awards, Shares		(887)
Funding of Supplemental Executive Retirement Plan	211			236					(25)
Supplemental Executive Retirement Plan distribution	(17)			(309)					292
Tax benefit from stock based compensation	361		361
Exercise of stock options	$ 7,672	$ 7	7,665
Exercise of stock options, Shares		734,007
Repurchase common stock, Shares	0
Cash dividends declared ($0.18. $0.30 & $0.30 per share for the year ended 2014, 2015 and 2016 respectively)	$ (7,632)				(7,632)
Second-step conversion and stock offering, net of offering expenses	163,212	$ (39)	130,237			$ 43,250	(10,236)
Second-step conversion and stock offering, net of offering expenses, Shares		63,150
Ending Balance at Mar. 31, 2015	$ 368,001	$ 273	275,341	273	105,032		(12,437)	(481)
Ending Balance, Shares at Mar. 31, 2015	27,325,847	27,325,847
Net income	$ 5,401				5,401
Other comprehensive income (loss), net of income tax	653							653
ESOP shares committed to be released	1,761		508				1,253
Forfeited restricted stock awards, Shares		(6,824)
Stock option expense	$ 214		214
Restricted stock awards granted		$ 5	(5)
Restricted stock awards granted, shares	511,784	511,784
Restricted stock awards earned	$ 829		829
Repurchase restricted stock awards	(12)		(12)
Repurchase restricted stock awards, Shares		(887)
Funding of Supplemental Executive Retirement Plan	(96)			139					(235)
Tax benefit from stock based compensation	197		197
Exercise of stock options	1,921	$ 2	1,919
Exercise of stock options, Shares		183,731
Repurchase common stock	$ (56,279)	$ (40)	(56,239)
Repurchase common stock, Shares	(4,008,000)	(4,013,608)
Cash dividends declared ($0.18. $0.30 & $0.30 per share for the year ended 2014, 2015 and 2016 respectively)	$ (7,313)				(7,313)
Ending Balance at Mar. 31, 2016	$ 315,277	$ 240	$ 222,752	$ 412	$ 103,120		$ (11,184)	$ 172	$ (235)
Ending Balance, Shares at Mar. 31, 2016	24,000,043	24,000,043